FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-2481


                          Capital Cash Management Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: March 31, 2008





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                          Capital Cash Management Trust

                                 March 31, 2008

                                   (unaudited)


Cash less payables -100.0%                                  $1,002
                                                            ======



                See accompanying notes to financial statements.


                          Capital Cash Management Trust
                          Notes to Financial Statements


A. Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.

B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST




By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chair of the Board of Trustees
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chair of the Board of Trustees
      May 30, 2008




By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President
      May, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008